T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Balanced Fund—I Class SUMMARY
Investment Objective
The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed income securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Balanced Fund, Inc. T. Rowe Price Balanced Fund-I Class
Management fees	0.44%
Distribution and service (12b-1) fees	none
Other expenses	0.02%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses	0.50%
Fee waiver/expense reimbursement	(0.04%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.46%
[1]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price Balanced Fund, Inc. | T. Rowe Price Balanced Fund-I Class | USD ($)	47	148	258	579

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 52.9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund normally invests approximately 65% of its total assets in common stocks and 35% in fixed income securities. The fund will invest at least 25% of its total assets in fixed income senior securities and may invest up to 35% of its total assets in foreign securities.

When deciding upon overall allocations between stocks and fixed income securities, the portfolio manager may favor fixed income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. When strong economic growth is expected, the portfolio manager may favor stocks. The fund will invest in bonds, including foreign issues, which are primarily investment grade (i.e., assigned one of the four highest credit ratings) and are chosen from across the entire government, corporate, and asset- and mortgage-backed securities markets. Maturities generally reflect the portfolio manager’s outlook for interest rates.

When selecting particular stocks, the portfolio manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets. Domestic stocks are drawn from the overall U.S. market and international stocks are selected primarily from large companies in developed countries, although stocks in emerging markets may also be purchased. This process draws heavily upon T. Rowe Price’s proprietary stock research expertise. While the fund maintains a well-diversified portfolio, its portfolio manager may at a particular time shift stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

A similar security selection process applies to bonds. When deciding whether to adjust duration, credit risk exposure, or allocations among the various sectors (for example, high yield “junk” bonds, mortgage- and asset-backed securities, international bonds, and emerging markets bonds), T. Rowe Price weighs such factors as the outlook for inflation and the economy, corporate earnings, expected interest rate movements and currency valuations, and the yield advantage that lower-rated bonds may offer over investment-grade bonds.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. The fund could underperform other funds with similar objectives and investment strategies if the fund's overall asset allocation or investment selection strategies fail to produce the intended results.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

To the extent the fund invests in small- and mid-capitalization stocks, its share price is likely to be more volatile than that of a fund that invests only in larger companies. Small- and medium-sized companies often have less experienced management, more limited financial resources, and less publicly available information than larger companies. Stocks of smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions. To the extent the fund invests in companies that derive their profits from commodities and other real assets, it is subject to the risk that periods of low inflation will lessen relative returns and cause the fund to underperform other comparable stock funds.

Risks of bond investing Bonds generally carry the following risks.

Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Securities with longer maturities typically suffer greater declines than those with shorter maturities. Mortgage-backed securities can react somewhat differently to interest rate changes because falling rates can cause losses of principal due to increased mortgage prepayments and rising rates can lead to decreased prepayments and greater volatility.

Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Junk bonds carry a higher risk of default and should be considered speculative.

While the fund's direct bond investments are expected to primarily be investment grade, the fund may invest in bonds that are rated below investment grade, also known as high yield or "junk" bonds, including those with the lowest credit rating. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund's exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund's ability to sell a holding at a suitable price.

While the fund's direct bond investments are expected to primarily be investment-grade, the fund may invest in bonds that are rated below investment-grade, also known as high yield or "junk" bonds, including those with the lowest credit rating. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, the securities they issue carry a higher risk of default and should be considered speculative. The fund's exposure to credit risk, in particular, is increased to the extent it invests in high yield bonds.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.
Performance
The Balanced Fund—I Class has an inception date of December 17, 2015, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the Balanced Fund (“Investor Class”). Because the Balanced Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the Balanced Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Balanced Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	15.41%
Worst Quarter	12/31/08	-15.68%

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2014
Average Annual Total Returns - T. Rowe Price Balanced Fund, Inc.		1 Year	5 Years	10 Years
T. Rowe Price Balanced Fund, Inc.		5.97%	10.33%	6.80%
T. Rowe Price Balanced Fund, Inc. | Returns after taxes on distributions		3.92%	9.09%	5.59%
T. Rowe Price Balanced Fund, Inc. | Returns after taxes on distributions and sale of fund shares		4.55%	7.99%	5.25%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses, or taxes)		4.89%	8.71%	6.57%
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[1]	8.73%	10.26%	6.53%
Lipper Balanced Funds Index		7.21%	9.50%	6.01%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 50% domestic stocks (S&P 500 Index), 40% bonds (Barclays U.S. Aggregate Index), and 10% international stocks (MSCI EAFE Index) through 4/30/08. From 5/1/08 through 4/30/11, the portfolio was composed of 52% domestic stocks (S&P 500 Index), 35% bonds (Barclays U.S. Aggregate Index), and 13% international stocks (MSCI EAFE Index). From 5/1/11 through 7/31/12, the portfolio was composed of 52%-45.5% domestic stocks (S&P 500 Index), 35% bonds (Barclays U.S. Aggregate Index), and 13%-19.5% international stocks (MSCI EAFE Index). Since 8/1/12, the portfolio has been composed of 45.5% domestic stocks (S&P 500 Index), 35% bonds (Barclays U.S. Aggregate Index), and 19.5% international stocks (MSCI EAFE Index). The indices and percentages may vary over time.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.